Credit Risk - Additional Information (Detail) £ in Millions	Dec. 31, 2020 GBP (£) MortgageLoan	Dec. 31, 2019 GBP (£) MortgageLoan
Disclosure of internal credit grades [line items]
Advances and flexible mortgage drawdowns	£ 1,200	£ 1,300
Loans and advances to customers	212,178	207,498
Maximum exposure to balance sheet	97,764	86,441
Credit risk
Disclosure of internal credit grades [line items]
Maximum exposure to balance sheet	£ 287,500	£ 276,800
Greater Than 2.0m | Credit risk
Disclosure of internal credit grades [line items]
Number of individual mortgage loans | MortgageLoan	98	76
New business number of individual mortgage loans | MortgageLoan	38	32
Interest-only maturity default risk
Disclosure of internal credit grades [line items]
Post model adjustments	£ 49	£ 51
Interest-only maturity default risk | Expected Proportion of Customers who Cannot Repay at Maturity | Bottom of Range
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	24
Interest-only maturity default risk | Expected Proportion of Customers who Cannot Repay at Maturity | Top of Range
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	56
Buy-To-Let
Disclosure of internal credit grades [line items]
Post model adjustments	24	21
Long-term indeterminate arrears
Disclosure of internal credit grades [line items]
Post model adjustments	29	19
Long-term indeterminate arrears | No Delay in Repossession
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	18
Long-term indeterminate arrears | Three-Year Repossession Delay
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	31
12+ months in arrears
Disclosure of internal credit grades [line items]
Post model adjustments	30	23
12+ months in arrears | No Delay in Repossession
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	19
12+ months in arrears | Three-Year Repossession Delay
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	35
Corporate Covid-19 Affected Segments
Disclosure of internal credit grades [line items]
Post model adjustments	193	0
Corporate Covid-19 Affected Segments | Exposures Transferred From Stage 1 To Stage 2
Disclosure of internal credit grades [line items]
Loans and advances to customers	3,100
Post model adjustments	68
Corporate Covid-19 Affected Segments | Stage 2 Exposures Transferred To Stage 3
Disclosure of internal credit grades [line items]
Loans and advances to customers	400
Post model adjustments	122
Corporate Covid-19 Affected Segments | High Risk Stage 2 Exposures
Disclosure of internal credit grades [line items]
Loans and advances to customers	900
Corporate Covid-19 Affected Segments | Lowest Observed PD Stress Factor
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	35
Corporate Covid-19 Affected Segments | Highest Observed PD Stress Factor
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	311
Payment Holidays
Disclosure of internal credit grades [line items]
Post model adjustments	27	0
Payment Holidays | Higher new to Arrears Flow Rate
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	11
Payment Holidays | Lower new to Arrears Flow Rate
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	65
Corporate: Tall Tree
Disclosure of internal credit grades [line items]
Post model adjustments	35	0
Corporate: Tall Tree | Two Average Losses
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	23
Accumulated Impairment | Credit risk
Disclosure of internal credit grades [line items]
Maximum exposure to balance sheet	(1,300)	(800)
Off-Balance Sheet | Credit risk
Disclosure of internal credit grades [line items]
Maximum exposure to balance sheet	43,100	41,500
Off-Balance Sheet | Accumulated Impairment | Credit risk
Disclosure of internal credit grades [line items]
Maximum exposure to balance sheet	(100)	(100)
Corporate & Investment Banking
Disclosure of internal credit grades [line items]
Maximum exposure to balance sheet	12,389	14,580
Internal Remortgages
Disclosure of internal credit grades [line items]
Internal remortgages	£ 31,700	£ 31,600